Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

July 31, 2020

AGED-QTLY-0920
1.938155.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 0.5%
Ansell Ltd.	4,259	$116,997
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	869	53,965
Bailiwick of Jersey - 0.4%
Clarivate Analytics PLC (a)	2,819	77,945
Belgium - 0.3%
KBC Groep NV	1,296	73,893
Bermuda - 0.7%
Dairy Farm International Holdings Ltd.	3,579	15,378
Hiscox Ltd.	3,010	30,796
IHS Markit Ltd.	1,315	106,160

TOTAL BERMUDA		152,334

Brazil - 0.4%
Equatorial Energia SA	13,117	64,195
Suzano Papel e Celulose SA (a)	3,078	24,782

TOTAL BRAZIL		88,977

Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,539	157,744
Constellation Software, Inc.	226	267,324
Fairfax Financial Holdings Ltd. (sub. vtg.)	106	33,212
Imperial Oil Ltd.	5,459	85,383
Open Text Corp.	2,916	131,252
Restaurant Brands International, Inc.	900	50,831
Suncor Energy, Inc.	3,557	55,953
Waste Connection, Inc. (Canada)	367	37,510

TOTAL CANADA		819,209

Cayman Islands - 0.7%
SITC International Holdings Co. Ltd.	145,170	145,539
China - 1.3%
Kweichow Moutai Co. Ltd. (A Shares)	783	188,385
Qingdao Port International Co. Ltd. (H Shares) (b)	51,000	28,888
Shanghai International Airport Co. Ltd. (A Shares)	6,060	59,017

TOTAL CHINA		276,290

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	32	41,198
DSV A/S	551	75,568

TOTAL DENMARK		116,766

France - 3.1%
Capgemini SA	811	104,607
Elior SA (b)	8,582	47,412
LVMH Moet Hennessy Louis Vuitton SE	281	122,191
Sanofi SA	1,914	200,964
SR Teleperformance SA	379	110,405
VINCI SA	1,199	103,192

TOTAL FRANCE		688,771

Germany - 1.9%
Delivery Hero AG (a)(b)	166	19,116
Deutsche Post AG	1,556	63,158
Hannover Reuck SE	334	56,419
Linde PLC	531	129,289
SAP SE	891	140,647

TOTAL GERMANY		408,629

Hong Kong - 0.7%
AIA Group Ltd.	17,440	157,255
India - 2.5%
HDFC Asset Management Co. Ltd. (b)	1,037	33,491
HDFC Bank Ltd. sponsored ADR	997	46,610
Indian Energy Exchange Ltd. (b)	24,077	57,589
Petronet LNG Ltd.	16,948	56,067
Redington India Ltd.	36,811	44,466
Reliance Industries Ltd.	8,888	245,227
Reliance Industries Ltd. (a)	592	9,303
Tech Mahindra Ltd.	5,606	51,005

TOTAL INDIA		543,758

Indonesia - 0.4%
PT Bank Mandiri (Persero) Tbk	217,869	86,592
Ireland - 1.6%
Accenture PLC Class A	1,024	230,175
Linde PLC	500	122,555

TOTAL IRELAND		352,730

Italy - 0.9%
Recordati SpA	2,009	107,061
Reply SpA	1,100	100,420

TOTAL ITALY		207,481

Japan - 6.7%
Arata Corp.	875	41,495
Astellas Pharma, Inc.	6,027	94,009
Aucnet, Inc.	1,961	20,897
Daiichikosho Co. Ltd.	2,063	55,446
Daiwa Industries Ltd.	4,861	37,885
Hoya Corp.	3,532	347,678
Inaba Denki Sangyo Co. Ltd.	4,053	92,849
Jm Holdings Co. Ltd.	7,637	264,415
Kenedix, Inc.	6,800	30,899
Minebea Mitsumi, Inc.	3,544	58,119
Nippon Telegraph & Telephone Corp.	3,363	78,060
Sony Corp.	2,949	229,123
Tsuruha Holdings, Inc.	873	120,326

TOTAL JAPAN		1,471,201

Kenya - 0.5%
Safaricom Ltd.	397,015	103,721
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	6,467	313,113
Luxembourg - 1.6%
B&M European Value Retail SA	60,037	363,864
Multi-National - 0.7%
HKT Trust/HKT Ltd. unit	101,270	149,220
Netherlands - 2.1%
Koninklijke Philips Electronics NV	1,620	83,707
NXP Semiconductors NV	1,291	151,731
Unilever NV	3,857	227,911

TOTAL NETHERLANDS		463,349

New Zealand - 0.1%
Auckland International Airport Ltd.	5,200	22,002
Poland - 0.4%
CD Projekt RED SA (a)	883	94,775
Sweden - 0.8%
Ericsson (B Shares)	11,212	130,452
Indutrade AB (a)	1,020	51,440

TOTAL SWEDEN		181,892

Switzerland - 4.9%
Barry Callebaut AG	17	35,299
Chubb Ltd.	1,103	140,346
Nestle SA (Reg. S)	2,799	332,862
Roche Holding AG (participation certificate)	1,119	387,573
Sika AG	710	155,656
Swiss Re Ltd.	525	41,427

TOTAL SWITZERLAND		1,093,163

Taiwan - 2.1%
Poya International Co. Ltd.	3,565	74,549
Taiwan Semiconductor Manufacturing Co. Ltd.	26,621	386,541

TOTAL TAIWAN		461,090

Thailand - 0.3%
Thai Beverage PCL	144,135	67,601
United Kingdom - 8.4%
AstraZeneca PLC:
(United Kingdom)	1,691	186,821
sponsored ADR	4,985	278,063
BP PLC	27,889	101,000
Compass Group PLC	13,948	191,800
Cranswick PLC	2,530	118,561
Diageo PLC	2,567	93,928
Hilton Food Group PLC	16,507	238,116
Informa PLC	4,500	21,337
John David Group PLC	7,939	62,935
London Stock Exchange Group PLC	1,252	138,295
Reckitt Benckiser Group PLC	1,436	143,987
RELX PLC (London Stock Exchange)	7,712	163,034
St. James's Place Capital PLC	3,632	44,795
Victrex PLC	2,463	60,419
WH Smith PLC	1,619	19,921

TOTAL UNITED KINGDOM		1,863,012

United States of America - 49.1%
AbbVie, Inc.	1,367	129,742
Altria Group, Inc.	3,096	127,400
Ameren Corp.	2,051	164,572
American Tower Corp.	1,444	377,447
AMETEK, Inc.	1,360	126,820
Amgen, Inc.	1,489	364,314
Apple, Inc.	2,885	1,226,242
Bank of America Corp.	8,013	199,363
Becton, Dickinson & Co.	329	92,561
Berkshire Hathaway, Inc. Class B (a)	864	169,154
BJ's Wholesale Club Holdings, Inc. (a)	2,301	92,155
BlackRock, Inc. Class A	130	74,751
Bristol-Myers Squibb Co.	3,548	208,126
Capital One Financial Corp.	2,396	152,865
Charter Communications, Inc. Class A (a)	151	87,580
Chevron Corp.	1,925	161,585
Cisco Systems, Inc.	3,370	158,727
Citigroup, Inc.	3,618	180,936
ConocoPhillips Co.	2,589	96,803
Crown Holdings, Inc. (a)	389	27,845
Danaher Corp.	780	158,964
Dollar Tree, Inc. (a)	778	72,626
Eli Lilly & Co.	1,063	159,758
Equifax, Inc.	340	55,270
Estee Lauder Companies, Inc. Class A	389	76,843
Exxon Mobil Corp.	1,100	46,288
Fidelity National Information Services, Inc.	681	99,637
Fortive Corp.	1,156	81,140
General Dynamics Corp.	515	75,571
General Electric Co.	22,320	135,482
JPMorgan Chase & Co.	2,470	238,701
Kroger Co.	3,975	138,290
Lennar Corp. Class A	1,210	87,544
Lowe's Companies, Inc.	2,355	350,683
M&T Bank Corp.	920	97,474
Marsh & McLennan Companies, Inc.	649	75,673
McCormick & Co., Inc. (non-vtg.)	184	35,862
Microsoft Corp.	5,090	1,043,501
MSCI, Inc.	370	139,113
NextEra Energy, Inc.	638	179,087
Northrop Grumman Corp.	291	94,578
NRG Energy, Inc.	2,223	75,160
PepsiCo, Inc.	1,386	190,797
PG&E Corp. (a)	2,100	19,635
Philip Morris International, Inc.	919	70,588
Phillips 66 Co.	557	34,545
Qualcomm, Inc.	1,503	158,732
Raymond James Financial, Inc.	713	49,539
Roper Technologies, Inc.	304	131,465
Royalty Pharma PLC	400	17,220
S&P Global, Inc.	456	159,714
Starbucks Corp.	1,100	84,183
Sysco Corp.	1,700	89,845
T-Mobile U.S., Inc. (a)	2,020	216,908
Tapestry, Inc.	2,294	30,648
The J.M. Smucker Co.	1,056	115,474
The Travelers Companies, Inc.	1,178	134,787
The Walt Disney Co.	1,520	177,749
Tiffany & Co., Inc.	810	101,542
UnitedHealth Group, Inc.	912	276,135
Valero Energy Corp.	551	30,983
Verizon Communications, Inc.	3,258	187,270
Visa, Inc. Class A	1,402	266,941
Vistra Corp.	5,394	100,652
Walmart, Inc.	1,684	217,910
WEC Energy Group, Inc.	706	67,254
Wells Fargo & Co.	6,286	152,498
WestRock Co.	1,100	29,546

TOTAL UNITED STATES OF AMERICA		10,848,793

TOTAL COMMON STOCKS
(Cost $16,218,153)		21,863,927

Nonconvertible Preferred Stocks - 0.4%
Spain - 0.4%
Grifols SA Class B
(Cost $114,805)	4,990	95,133

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.14% (c)
(Cost $107,808)	107,786	107,819
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $16,440,766)		22,066,879
NET OTHER ASSETS (LIABILITIES) - 0.2%		36,517
NET ASSETS - 100%		$22,103,396

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,496 or 0.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,489
Total	$6,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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